UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* - 76.73%
Airlines - 2.87%
Delta Air Lines, Inc.	37,600	$1,877,368
Beverages - 1.48%
Coca-Cola European Partners PLC (a)	28,000	971,320
Biotechnology - 7.72%
Gilead Sciences, Inc.	42,100	2,967,208
Shire PLC - ADR	11,500	2,078,050
		5,045,258
Commercial Services & Supplies - 5.10%
Covanta Holding Corp.	205,700	3,332,340
Consumer Finance - 5.27%
Discover Financial Services	27,600	1,963,464
Synchrony Financial	41,000	1,485,840
		3,449,304
Diversified Financial Services - 2.46%
FNF Group	42,000	1,609,860
Food & Staples Retailing - 11.14%
CVS Health Corp.	28,200	2,272,356
Kroger Co.	77,700	2,470,860
Walgreens Boots Alliance, Inc.	29,400	2,539,572
		7,282,788
Food Products - 3.72%
Lamb Weston Holdings, Inc.	62,000	2,429,780
Hotels, Restaurants & Leisure - 3.97%
Royal Caribbean Cruises Ltd. (a)	27,000	2,594,700
Household Durables - 2.66%
Tempur Sealy International, Inc. (b)	37,600	1,736,744
Independent Power and Renewable Electricity Producers - 6.50%
NRG Energy, Inc.	158,000	2,616,480
NRG Yield, Inc.	93,800	1,632,120
		4,248,600
Insurance - 2.93%
MetLife, Inc.	36,600	1,919,304
Multiline Retail - 1.51%
Dollar General Corp.	13,500	985,770
Oil, Gas & Consumable Fuels - 4.20%
EQT Corp.	29,500	1,766,755
Occidental Petroleum Corp.	15,000	983,250
		2,750,005
Pharmaceuticals - 7.12%
Allergan PLC (a)	9,400	2,301,308
Pfizer, Inc.	69,000	2,354,280
		4,655,588
Technology Hardware, Storage & Peripherals - 2.63%
Hewlett Packard Enterprise Co.	75,500	1,722,910
Textiles, Apparel & Luxury Goods - 2.03%
Ralph Lauren Corp.	16,700	1,324,811

Transportation Infrastructure - 3.42%
Macquarie Infrastructure Corp.	29,100	2,238,954
TOTAL COMMON STOCKS (Cost $48,375,553)		50,175,404

MASTER LIMITED PARTNERSHIPS* - 8.46%
Capital Markets - 4.06%
Apollo Global Management, LLC	116,800	2,656,032
Oil, Gas & Consumable Fuels - 4.40%
EQT Midstream Partners LP	36,500	2,876,930
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,196,087)		5,532,962

REAL ESTATE INVESTMENT TRUSTS* - 8.24%
Crown Castle International Corp.	22,500	2,104,425
Gaming & Leisure Properties, Inc.	102,512	3,280,384
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,223,349)		5,384,809

	Contracts
PURCHASED OPTIONS - 0.29%
Put Options - 0.29%
SPDR S&P 500 ETF Trust
Expiration: March 2017, Exercise Price: $229.00	400	26,400
Expiration: March 2017, Exercise Price: $204.00	3,000	18,000
Expiration: April 2017, Exercise Price: $218.00	2,000	146,000
TOTAL PURCHASED OPTIONS (Cost $483,058)		190,400

	Shares
SHORT-TERM INVESTMENTS - 7.24%
STIT-Treasury Portfolio, Institutional Class, 0.410% (c)	4,733,066	4,733,066
TOTAL SHORT-TERM INVESTMENTS (Cost $4,733,066)		4,733,066

Total Investments (Cost $63,011,113) - 100.96%		66,016,641
Liabilities in Excess of Other Assets - (0.96)%		(627,046)
TOTAL NET ASSETS - 100.00%		$65,389,595

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of February 28, 2017.
ADR	American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
February 28, 2017 (Unaudited)

	Contracts	Value
CALL OPTIONS
Allergan PLC (a)
Expiration: March 2017, Exercise Price: $235.00	(9)	$(9,135)
Expiration: April 2017, Exercise Price: $265.00	(85)	(22,865)
Apollo Global Management, LLC
Expiration: March 2017, Exercise Price: $23.00	(1,168)	(40,880)
Coca-Cola European Partners PLC (a)
Expiration: May 2017, Exercise Price: $35.00	(280)	(42,000)
Covanta Holding Corp.
Expiration: March 2017, Exercise Price: $17.50	(2,057)	(10,285)
Crown Castle International Corp.
Expiration: April 2017, Exercise Price: $87.50	(225)	(130,500)
CVS Health Corp.
Expiration: April 2017, Exercise Price: $90.00	(282)	(2,538)
Delta Air Lines, Inc.
Expiration: April 2017, Exercise Price: $52.50	(376)	(26,508)
Discover Financial Services
Expiration: April 2017, Exercise Price: $70.00	(276)	(78,108)
Dollar General Corp.
Expiration: March 2017, Exercise Price: $80.00	(135)	(8,100)
EQT Corp.
Expiration: March 2017, Exercise Price: $70.00	(295)	(2,950)
EQT Midstream Partners LP
Expiration: April 2017, Exercise Price: $80.00	(365)	(64,787)
FNF Group
Expiration: March 2017, Exercise Price: $33.00	(420)	(240,660)
Gaming & Leisure Properties, Inc.
Expiration: April 2017, Exercise Price: $32.00	(1,025)	(61,500)
Gilead Sciences, Inc.
Expiration: March 2017, Exercise Price: $80.00	(421)	(1,684)
Hewlett Packard Enterprise Co.
Expiration: May 2017, Exercise Price: $22.00	(755)	(113,250)
Kroger Co.
Expiration: April 2017, Exercise Price: $36.00	(777)	(8,547)
Lamb Weston Holdings, Inc.
Expiration: April 2017, Exercise Price: $40.00	(620)	(110,050)
Macquarie Infrastructure Corp.
Expiration: April 2017, Exercise Price: $80.00	(291)	(14,841)
MetLife, Inc.
Expiration: April 2017, Exercise Price: $55.00	(366)	(24,888)
NRG Energy, Inc.
Expiration: March 2017, Exercise Price: $17.00	(790)	(31,600)
Expiration: June 2017, Exercise Price: $20.00	(790)	(31,600)
NRG Yield, Inc.
Expiration: May 2017, Exercise Price: $20.00	(938)	(23,450)
Occidental Petroleum Corp.
Expiration: April 2017, Exercise Price: $70.00	(150)	(5,175)
Pfizer, Inc.
Expiration: March 2017, Exercise Price: $34.00	(690)	(36,570)
Ralph Lauren Corp.
Expiration: April 2017, Exercise Price: $90.00	(167)	(2,923)
Royal Caribbean Cruises Ltd. (a)
Expiration: March 2017, Exercise Price: $85.00	(270)	(303,750)

Shire PLC (a)
Expiration: April 2017, Exercise Price: $200.00	(115)	(9,200)
Synchrony Financial
Expiration: March 2017, Exercise Price: $38.00	(410)	(10,250)
Tempur Sealy International, Inc.
Expiration: March 2017, Exercise Price: $45.00	(376)	(83,096)
Walgreens Boots Alliance, Inc.
Expiration: April 2017, Exercise Price: $85.00	(294)	(105,840)
Total Written Options (Premiums received $1,529,296)		$(1,657,530)

(a)	Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 84.05%
Fannie Mae-Aces
2012-M9, 3.986%, 12/25/2017 (a)(b)	$5,929,157	$80,127
2013-M11, 1.500%, 01/25/2018	184,514	184,614
2015-M4, 0.765%, 09/25/2018 (a)	423,460	423,651
2015-M10, 0.805%, 03/25/2019 (a)	769,205	769,945
2012-M8, 2.100%, 12/25/2019 (a)(b)	8,891,061	228,982
2015-M17, 1.707%, 11/25/2022 (a)	749,738	754,107
2016-M2, 1.470%, 01/25/2023	868,686	850,917
Fannie Mae Pool
735794, 7.000%, 06/01/2017	56	56
545825, 6.000%, 07/01/2017	1,220	1,224
670372, 6.000%, 09/01/2017	986	987
254443, 6.000%, 09/01/2017	3,107	3,126
254473, 5.500%, 10/01/2017	14,704	14,844
AL0217, 5.000%, 11/01/2018	45,805	46,931
555872, 5.000%, 11/01/2018	5,923	6,083
725098, 5.500%, 12/01/2018	35,668	36,429
774537, 4.500%, 04/01/2019	50,292	51,577
255176, 4.500%, 04/01/2019	16,405	16,824
725527, 5.500%, 05/01/2019	7,669	7,794
725792, 4.500%, 08/01/2019	24,992	25,679
725707, 5.000%, 08/01/2019	84,174	86,656
725993, 6.000%, 09/01/2019	5,452	5,516
735990, 4.500%, 11/01/2019	50,030	51,402
357695, 4.500%, 01/01/2020	120,846	124,512
255547, 4.500%, 01/01/2020	91,831	94,463
995182, 5.500%, 06/01/2020	82,755	84,872
745440, 4.500%, 07/01/2020	87,115	89,504
AE0413, 4.000%, 10/01/2020	141,351	145,681
995158, 4.500%, 12/01/2020	195,909	202,774
745238, 6.000%, 12/01/2020	20,441	21,236
MA0630, 4.000%, 01/01/2021	255,948	264,054
MA0688, 4.000%, 03/01/2021	410,854	423,979
745453, 5.500%, 03/01/2021	76,052	80,118
MA0704, 4.000%, 04/01/2021	220,691	227,740
253802, 6.500%, 05/01/2021	31,877	35,822
AE0125, 5.500%, 08/01/2021	41,174	42,977
890330, 5.000%, 10/01/2021	26,799	27,533
995528, 5.000%, 12/01/2021	166,764	177,174
889143, 4.500%, 05/01/2022	29,167	30,153
889323, 5.500%, 11/01/2022	76,993	81,255
890156, 5.000%, 05/01/2023	19,545	20,777
995874, 5.500%, 11/01/2023	7,302	7,684
995185, 5.000%, 12/01/2023	110,428	118,135
995865, 4.500%, 07/01/2024	195,488	206,224
AD3081, 4.000%, 04/01/2025	96,977	101,499
890216, 4.500%, 07/01/2025	87,528	92,352
255984, 4.500%, 11/01/2025	17,071	18,399

AE0368, 3.500%, 12/01/2025	242,630	253,452
256045, 5.000%, 12/01/2025	70,901	77,844
#TBA, 3.500%, 03/15/2026	1,000,000	1,042,915
256247, 6.000%, 05/01/2026	17,480	19,781
256272, 5.500%, 06/01/2026	576	641
888281, 6.000%, 04/01/2027	93,623	105,973
47935, 4.832%, 05/01/2027 (a)	1,686	1,775
256714, 5.500%, 05/01/2027	93,935	104,492
AL8046, 3.500%, 01/01/2028	1,475,885	1,541,706
252284, 6.500%, 01/01/2029	118,338	137,083
323591, 6.500%, 03/01/2029	30,382	34,177
MA0949, 3.500%, 01/01/2032	174,482	182,066
295541, 3.887%, 10/01/2032 (a)	64,414	69,176
676661, 5.500%, 01/01/2033	111,182	124,990
555326, 5.500%, 04/01/2033	249,298	286,910
555531, 5.500%, 06/01/2033	235,398	264,177
555592, 5.500%, 07/01/2033	62,989	70,765
748375, 2.349%, 08/01/2033 (a)	3,479	3,640
733533, 4.500%, 08/01/2033	108,756	117,434
806484, 4.613%, 08/01/2033 (a)	58,212	62,395
725205, 5.000%, 03/01/2034	373,530	410,324
995801, 5.500%, 12/01/2034	72,024	80,925
735989, 5.500%, 02/01/2035	45,652	51,245
888073, 5.500%, 02/01/2035	47,441	53,179
735670, 5.500%, 03/01/2035	91,742	102,959
745751, 5.500%, 09/01/2035	57,294	64,386
#TBA, 4.000%, 03/15/2041	2,000,000	2,102,049
Fannie Mae REMICS
2002-57, 5.500%, 09/25/2017	465	466
2002-59, 5.500%, 09/25/2017	8,295	8,351
2002-55-QE, 5.500%, 09/25/2017	38	38
2002-55-GC, 5.500%, 09/25/2017	24	24
2002-58, 5.500%, 09/25/2017	110	111
2002-74, 5.000%, 11/25/2017	8,717	8,820
2002-72, 5.500%, 11/25/2017	4,602	4,642
2002-62, 5.500%, 11/25/2017	12,033	12,146
2002-83, 5.000%, 12/25/2017	31,241	31,524
2003-21, 5.000%, 03/25/2018	9,491	9,632
2003-57-NE, 3.500%, 06/25/2018	15,403	15,545
2003-57-NK, 5.000%, 06/25/2018	2,285	2,322
2003-74, 3.750%, 08/25/2018	8,568	8,667
2003-81, 4.500%, 09/25/2018	39,374	40,115
2003-91, 4.500%, 09/25/2018	37,271	37,872
2003-108, 4.000%, 11/25/2018	60,149	61,067
2003-128, 4.000%, 01/25/2019	61,049	61,933
2009-37, 4.000%, 04/25/2019	17,945	18,154
2004-19, 4.000%, 04/25/2019	63,873	64,824
1999-15, 6.000%, 04/25/2019	61,379	68,146
2004-27, 4.000%, 05/25/2019	34,239	34,915
2004-36, 4.500%, 05/25/2019	34,462	35,319
2009-70, 5.000%, 08/25/2019	6,823	6,960
1990-73, 0.000%, 07/25/2020 (c)	22,070	21,307
2011-68, 3.500%, 12/25/2020	37,330	38,149
2008-36, 4.500%, 05/25/2023	107,716	112,370
2003-80, 4.000%, 06/25/2023	342	342
2008-62, 4.000%, 07/25/2023	57,614	59,204

2011-74, 4.000%, 03/25/2026	155,345	161,374
2003-44, 1.528%, 06/25/2033 (a)	190,898	195,249
2005-27, 5.500%, 05/25/2034	14,296	14,704
2005-23, 5.000%, 04/25/2035	16,559	17,516
2005-62, 4.750%, 07/25/2035	20,502	21,386
2006-70, 0.000%, 06/25/2036 (c)	209,281	190,093
2007-1, 1.028%, 02/25/2037 (a)	57,334	57,039
2010-90, 4.000%, 04/25/2040	129,256	132,761
FHLMC-GNMA
G023, 1.228%, 11/25/2023 (a)	157,932	159,554
Freddie Mac Gold Pool
E0-1138, 6.500%, 03/01/2017	31	31
E0-1140, 6.000%, 05/01/2017	4,190	4,204
G1-1409, 6.000%, 05/01/2017	191	191
G1-1350, 6.000%, 10/01/2017	2,080	2,085
E0-1251, 5.500%, 11/01/2017	51,462	52,054
G1-1337, 5.500%, 11/01/2017	27,705	27,943
G1-1516, 6.000%, 03/01/2018	893	899
E0-1343, 5.000%, 04/01/2018	13,874	14,169
G1-1399, 5.500%, 04/01/2018	5,559	5,607
E0-1386, 5.000%, 06/01/2018	4,521	4,617
E0-1490, 5.000%, 11/01/2018	88,875	90,882
E0-1497, 5.500%, 11/01/2018	8,376	8,606
G1-2883, 5.000%, 12/01/2018	42,137	43,034
G1-1731, 5.500%, 12/01/2018	47,377	48,450
G1-1551, 5.500%, 02/01/2019	10,237	10,453
G1-1574, 6.000%, 02/01/2019	2,365	2,379
G1-3052, 5.000%, 03/01/2019	30,029	30,667
B1-5137, 4.000%, 06/01/2019	17,831	18,329
G1-2081, 4.500%, 06/01/2019	8,242	8,451
G1-8009, 5.000%, 09/01/2019	31,040	31,895
G1-8016, 5.000%, 10/01/2019	141,990	147,190
G1-3330, 6.000%, 10/01/2019	621	624
G1-8020, 4.500%, 11/01/2019	121,777	125,875
G1-1650, 5.000%, 02/01/2020	16,430	17,027
G1-2569, 4.000%, 05/01/2020	129,274	132,910
G1-1717, 5.000%, 06/01/2020	41,417	43,188
G1-1722, 5.000%, 07/01/2020	47,748	49,706
G1-1754, 6.000%, 07/01/2020	1,022	1,058
G1-3272, 4.500%, 08/01/2020	50,670	51,870
G1-1838, 6.000%, 08/01/2020	12,762	13,172
G1-1773, 5.000%, 10/01/2020	27,806	28,957
G1-3318, 5.000%, 10/01/2020	177,554	184,091
G1-2046, 4.000%, 12/01/2020	47,004	48,331
G1-2911, 4.000%, 02/01/2021	22,692	23,336
G1-1938, 4.500%, 03/01/2021	69,789	72,432
G1-2189, 5.500%, 03/01/2021	95,076	99,913
G1-2121, 5.500%, 04/01/2021	61,998	65,501
G1-1941, 5.500%, 04/01/2021	6,813	7,195
G1-4200, 4.000%, 06/01/2021	83,280	85,723
G1-2239, 5.500%, 07/01/2021	24,056	25,487
G1-2322, 5.500%, 07/01/2021	10,111	10,685
G1-2381, 5.000%, 09/01/2021	117,652	124,338
G1-2456, 4.000%, 10/01/2021	51,547	53,011
G1-2403, 5.000%, 10/01/2021	68,566	72,458
G1-2717, 5.500%, 11/01/2021	10,117	10,565

G1-4904, 4.500%, 12/01/2021	92,968	95,177
G1-2942, 4.500%, 01/01/2022	33,668	34,575
G1-2977, 5.500%, 10/01/2022	43,851	46,617
G3-0234, 6.500%, 11/01/2022	2,778	3,048
G1-3007, 5.000%, 03/01/2023	79,345	84,528
G1-3345, 6.500%, 10/01/2023	22,477	23,792
G1-4160, 6.000%, 01/01/2024	9,756	10,009
G1-3390, 6.000%, 01/01/2024	76,393	81,999
G1-3610, 5.500%, 02/01/2024	58,939	63,129
G1-3692, 5.500%, 02/01/2024	34,453	36,669
G1-5123, 3.000%, 06/01/2024	182,924	188,795
G1-4223, 5.500%, 07/01/2024	37,703	39,155
G1-8323, 4.500%, 09/01/2024	175,302	185,733
G1-8330, 4.500%, 11/01/2024	158,367	168,909
J1-2635, 4.000%, 07/01/2025	111,133	117,265
G3-0289, 7.000%, 09/01/2025	320,760	344,757
J1-3273, 3.500%, 10/01/2025	172,445	180,118
C9-0945, 5.000%, 01/01/2026	95,708	104,690
G1-4159, 4.000%, 06/01/2026	249,306	260,917
G1-5112, 4.500%, 06/01/2026	73,076	74,817
G1-4391, 5.000%, 06/01/2026	63,435	66,537
G3-0293, 5.000%, 07/01/2026	61,351	67,128
G1-5113, 4.500%, 09/01/2026	62,527	64,219
C9-0989, 6.000%, 09/01/2026	76,935	87,131
C9-0994, 6.000%, 10/01/2026	43,098	48,810
G1-4350, 4.000%, 12/01/2026	156,715	165,343
G0-1584, 5.000%, 08/01/2033	114,587	126,862
G0-5168, 5.000%, 12/01/2034	26,729	29,601
G0-4913, 5.000%, 03/01/2038	105,711	116,062
H0-9207, 6.500%, 08/01/2038	109,696	120,912
Freddie Mac Multifamily Structured Pass Through Certificates
K-002, 4.879%, 05/19/2017	249,607	250,216
K-P03, 1.738%, 03/25/2019	352,554	352,741
K-714, 0.698%, 10/25/2020 (a)(b)	11,500,797	238,685
Q-001, 1.701%, 04/25/2021	698,808	695,812
K-720, 0.543%, 08/25/2022 (a)(b)	9,706,257	236,841
K-023, 1.288%, 08/25/2022 (a)(b)	4,764,329	272,779
K-J07, 1.533%, 09/25/2022	452,611	441,711
K-J10, 2.124%, 12/25/2022	198,349	197,751
K-724, 0.310%, 11/25/2023 (a)(b)	5,497,860	98,691
K-057, 1.193%, 07/25/2026 (a)(b)	2,698,400	240,501
Freddie Mac Non Gold Pool
30-4276, 8.000%, 07/01/2018	72	73
Freddie Mac REMICS
3390, 0.970%, 10/15/2017 (a)	17	17
2510, 5.000%, 10/15/2017	5,265	5,305
2515, 5.000%, 10/15/2017	16,086	16,196
2513-JE, 5.000%, 10/15/2017	9,271	9,346
2513-DB, 5.000%, 10/15/2017	20,486	20,576
2564, 5.500%, 10/15/2017	15,158	15,300
2543, 5.000%, 12/15/2017	23,663	23,907
2555, 4.250%, 01/15/2018	16,152	16,317
2564, 5.000%, 02/15/2018	28,553	28,923
2575, 5.000%, 02/15/2018	11,587	11,684
2617, 4.500%, 05/15/2018	63,797	64,771
2627, 4.500%, 06/15/2018	24,938	25,305

2631, 4.500%, 06/15/2018	13,895	14,120
2663, 5.000%, 08/15/2018	55,185	56,055
2686, 3.500%, 10/15/2018	55,870	56,756
2695, 4.000%, 10/15/2018	69,486	70,540
2707, 4.500%, 11/15/2018	51,488	52,497
2720, 5.000%, 12/15/2018	32,931	33,642
2786, 4.000%, 04/15/2019	70,361	71,812
2790, 5.000%, 05/15/2019	35,334	35,840
3563, 4.000%, 08/15/2019	84,739	86,292
2895, 4.000%, 11/15/2019	56,876	58,034
3414, 4.000%, 12/15/2019	67,593	68,781
2934, 0.000%, 02/15/2020 (c)	43,442	42,226
2999, 4.500%, 07/15/2020	56,435	57,625
3033, 4.500%, 09/15/2020	40,798	41,613
3288, 4.500%, 03/15/2022	122,531	125,578
2649, 3.500%, 07/15/2023	32,121	32,926
2720, 5.000%, 12/15/2023	114,579	123,202
2783, 5.000%, 04/15/2024	173,210	186,509
2824, 5.000%, 07/15/2024	8,126	8,772
3741, 3.500%, 03/15/2025	43,333	44,550
3784, 4.000%, 01/15/2026	52,763	55,511
3803, 4.000%, 11/15/2028	54,155	54,959
2344, 6.500%, 08/15/2031	30,920	36,000
Freddie Mac Strips
S0-1556, 0.000%, 04/01/2028 (c)	377,011	322,382
FRESB Mortgage Trust
2015-SB2, 2.086%, 07/25/2035 (a)	817,956	806,670
2015-SB7, 2.370%, 09/25/2035 (a)	488,826	487,947
2015-SB9, 2.434%, 11/25/2035 (a)	491,105	492,260
2016-SB13, 2.060%, 01/25/2036 (a)	498,157	494,122
2016-SB16, 2.130%, 05/25/2036 (a)	498,451	495,161
2016-SB17, 2.160%, 05/25/2036 (a)	499,158	496,063
2015-SB3, 2.012%, 08/25/2042 (a)	733,702	724,164
Ginnie Mae I Pool
781464X, 7.000%, 07/15/2017	329	329
603378X, 5.000%, 01/15/2018	4,682	4,741
781567X, 5.000%, 02/15/2018	6,357	6,490
781731X, 4.500%, 11/15/2018	44,499	45,197
781919X, 5.000%, 05/15/2020	166,594	175,106
782232X, 5.000%, 07/15/2021	101,298	106,447
782618X, 4.500%, 04/15/2024	141,108	150,291
741854X, 4.000%, 05/15/2025	232,242	242,654
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	445,702	437,548
2010-112, 3.000%, 04/20/2038	32,420	32,823
2013-55, 1.579%, 12/16/2042	568,425	556,672
2015-97, 2.400%, 04/16/2043	934,007	929,576
2013-107, 0.553%, 11/16/2047 (a)(b)	5,642,993	192,985
2013-15, 0.608%, 08/16/2051 (a)(b)	6,749,173	309,053
2013-07, 0.450%, 05/16/2053 (a)(b)	9,153,052	362,260
2013-01, 0.868%, 02/16/2054 (a)(b)	8,113,472	461,203
2013-105, 0.670%, 06/16/2054 (a)(b)	4,643,070	161,962
2013-17, 0.856%, 06/16/2054 (a)(b)	8,627,494	390,951
2013-40, 0.981%, 06/16/2054 (a)(b)	5,529,781	273,359
2013-101, 0.710%, 10/16/2054 (a)(b)	5,870,472	211,273
2013-156, 0.782%, 06/16/2055 (a)(b)	6,172,375	271,795

2014-155, 1.249%, 08/16/2055 (a)(b)	2,200,440	167,680
2014-01, 0.622%, 09/16/2055 (a)(b)	6,981,693	277,175
2014-54, 0.681%, 09/16/2055 (a)(b)	8,937,337	408,544
2014-73, 0.730%, 04/16/2056 (a)(b)	5,210,671	233,833
2014-120, 0.749%, 04/16/2056 (a)(b)	3,271,673	166,913
2014-138, 0.784%, 04/16/2056 (a)(b)	2,311,790	129,866
2015-130, 0.882%, 07/16/2057 (a)(b)	3,387,794	191,483
2016-52, 0.962%, 03/16/2058 (a)(b)	5,754,708	416,227
Total MORTGAGE BACKED SECURITIES (Cost $38,117,076)		$36,692,874

U.S. GOVERNMENT NOTES/BONDS - 11.32%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2018	1,566,660	1,589,881
0.125%, 04/15/2021	1,018,670	1,033,543
United States Treasury Notes/Bonds
0.500%, 03/31/2017	500,000	500,045
1.750%, 09/30/2019	1,800,000	1,817,226
Total U.S. GOVERNMENT NOTES/BONDS (Cost $4,957,741)		$4,940,695

SHORT-TERM INVESTMENTS - 11.45%
First American U.S. Treasury Money Market Fund, Class Z , 0.359% (d)	4,998,537	4,998,537
TOTAL SHORT-TERM INVESTMENTS (Cost $4,998,537)		$4,998,537

Total Investments (Cost $48,073,354) - 106.82%		46,632,106
Liabilities in Excess of Other Assets- (6.82)%		(2,978,688)
TOTAL NET ASSETS - 100.00%		$43,653,418

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2017.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(d)	Seven day yield as of February 28, 2017.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
February 28, 2017 (Unaudited)

The cost basis of investments for federal income tax purposes at February 28, 2017 for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass Short Term U.S. Government Agency Income Fund	M.D. Sass Equity Income Plus Fund
Cost of investments	$48,073,354	$63,011,113
Gross unrealized appreciation- Fixed Income	$840,824	$-
Gross unrealized appreciation- Equities	-	6,026,648
Gross unrealized appreciation- Options	-	507,330
Gross unrealized depreciation- Fixed Income	(2,282,072)	-
Gross unrealized depreciation- Equities	-	(2,728,462)
Gross unrealized depreciation- Options	-	(928,222)
Net unrealized appreciation (depreciation)	$(1,441,248)	$2,877,294

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Funds' most recent annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service) and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificate of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers. Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.  Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a   significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund’s investments carried at fair value as of February 28, 2017:

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$50,175,404	$-	$-	$50,175,404
Master Limited Partnerships(1)	5,532,962	-	-	5,532,962
Real Estate Investment Trusts	5,384,809	-	-	5,384,809
Purchased Options	190,400	-	-	190,400
Total Equities	61,283,575	-	-	61,283,575
Short-Term Investments	4,733,066	-	-	4,733,066
Total Investments in Securities	$66,016,641	$-	$-	$66,016,641

Liabilities:
Written Options	$(1,133,777)	$(523,753)	$-	$(1,657,530)
Total Liabilities	$(1,133,777)	$(523,753)	$-	$(1,657,530)

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$36,692,874	$-	$36,692,874
U.S. Government Note/Bond	-	4,940,695	-	4,940,695
Total Fixed Income	-	41,633,569	-	41,633,569
Short-Term Investments	4,998,537	-	-	4,998,537
Total Investments in Securities	$4,998,537	$41,633,569	$-	$46,632,106

The Funds did not hold any investments during the period with significant unobservable inputs which would be classifed as Level 3. During the period, there were no transfers between levels for the Funds.  It is the Funds' policy to record transfers between levels as of the end of the reporting period.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period.  The M.D. Sass Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2017 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivative	Value	Liability Derivative	Value
Equity Contracts - Options	Investments, at value	$190,400	Options written, at value	$(1,657,530)
Total		$190,400		$(1,657,530)

Amount of Realized Loss on Derivatives
Recognized in Income

Derivatives not accounted for as hedging instruments		Purchased Options	Written Options	Total
Equity Contracts		(3,346,845)	(1,277,153)	(4,623,998)
Total		$(3,346,845)	$(1,277,153)	$(4,623,998)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted		Purchased	Written
for as hedging instruments		Options	Options	Total
Equity Contracts		$327,642	$245,445	$573,087
Total		$327,642	$245,445	$573,087

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis. Distributions received from the Funds’ investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received from MLP or REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, when preparing financial statements. The distributions received that are classified as return of capital reduce the cost of investments within the financial statements.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage-backed securities (paydowns gains and losses) are included as an adjustment to interest income when preparing financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
   John Buckel, President

Date  4/12/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  4/12/17

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  4/12/17

* Print the name and title of each signing officer under his or her signature.